Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Share Option Activity

The following table summarized the Group's share option activities for the year ended December 31, 2023:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding as of January 1, 2023	34,617,521	0.20	6.82	1.00	5,366,449
Granted	3,300,000	0.0014	—	0.19	—
Forfeited	(1,054,756)	0.0014	—	0.88	—
Exercised	(3,491,990)	0.01	—	1.41	—
Outstanding as of December 31, 2023	33,370,775	0.21	6.07	0.88	997,133
Vested and expect to vest as of December 31, 2023	33,370,775	0.21	6.07	0.88	997,133
Exercisable as of December 31, 2023	21,941,571	0.31	4.99	0.98	529,226

Summary of Key Assumptions Used to Determine Fair Value of Options

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2021, 2022 and 2023 were as follows:

	For the years ended December 31
Grant date	2021	2022	2023
Expected volatility	45.6%~50.2%	58.0%~59.0%	61.2%
Risk-free interest rate	2.9%~3.1%	2.75%~2.84%	2.9%
Exercise multiples	2.2~2.8	2.2~2.8	2.2
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$1.12~$5.32	$0.09~$0.24	$0.19

Summary of Total Share-based Compensation Expense of Share Options and Restricted Shares Recognized

Total share-based compensation expense of share options and restricted shares recognized for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31
	2021	2022	2023
Sales and marketing expenses	25,776	17,305	17,243
Research and development expenses	60,002	28,624	26,954
General and administrative expenses	109,436	83,629	39,498
	195,214	129,558	83,695

Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Shares

The following table summarized the Group's activities of restricted shares held by the Shareholding Platform for the year ended December 31, 2023:

	Number of Restricted Shares	Grant date fair value per share
		US$
Outstanding as of January 1, 2023	5,453,554	2.3
Granted	—	—
Vested	(2,063,806)	2.9
Forfeited	(866,667)	2.5
Outstanding as of December 31, 2023	2,523,081	1.8